Summary of Movement in Non-Vested Share Options (Detail) (Employee Stock Option, USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Employee Stock Option
Options Outstanding Number of Shares
Beginning Balance	1,203,150
Granted	239,972
Vested	(230,849)
Forfeited	(18,783)
Ending Balance	1,193,490
Weighted Average Exercise Price
Beginning balance	$ 30.54
Granted	$ 68.39
Vested	$ 27.64
Forfeited	$ 25.86
Ending balance	$ 38.78
Weighted Average Fair Value
Beginning Balance	$ 10.98
Granted	$ 19.78	$ 14.95
Vested	$ 10.17
Forfeited	$ 10.33
Ending Balance	$ 12.92